LEASES - Schedule of Original Lease Terms and Remaining Lease Terms (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Original Lease Term	4 years
Remaining Term as of December 31, 2025	10 months 24 days	1 year 8 months 12 days
Costa Rica
Statement [Line Items]
Original Lease Term	2 years 10 months 24 days
Remaining Term as of December 31, 2025	2 months 12 days
Colombia
Statement [Line Items]
Original Lease Term	4 years 9 months 18 days
Remaining Term as of December 31, 2025	1 year 1 month 6 days